Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 130	€ 683
Available-for-sale, gains (losses) on derecognition of financial instruments not measured at fair value	102	623
Loans and receivables, gains (losses) on derecognition of financial instruments not measured at fair value	21	59
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	7	1
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	324	139
Gains losses on non trading financial assets at fair value through profit or loss	5
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	107	(88)
Gains or losses from hedge accounting net (Income Statement)	51	(193)
Total Gains (losses) on financial assets and liabilities (net)	618	541
Exchange differences (Income Statement)	90	528
Total gains (losses) on financial instruments and exchange differences	€ 708	€ 1,069